UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:

      AllianceBernstein International Growth Fund, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:

      811-08426

      Securities Act File Number:

      33-76598

4(a). Last day of fiscal year for which this Form is filed:

      June 30, 2009

4(b). |_|   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2)

4(c). |_|   Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                              $ 778,812,548
                                                        -------------

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:      $ 1,205,100,868
                                                        ---------------

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                 $ 0
                                                        ---

      (iv)  Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                    $ 1,205,100,868
                                                        ---------------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from 5(i)]:                                 $ 0
                                                        ---

      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less
            than Item 5(iv) [subtract Item 5(i)
            from Item 5(iv)]:                           $ 426,288,320
                                                        -------------

      (vii) Multiplier for determining registration
            fee (See Instruction C.9):                   x 0.00005580
                                                        -------------

      (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if no
            fee is due):                                $ 0
                                                        ---

6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: Not Applicable

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not Applicable

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

      $ 0
      ---

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

      $ 0
      ---

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not Applicable
                                       --------------
      Method of Delivery: Not Applicable
                          --------------

      |_|   Wire transfer

      |_|   Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)* /s/Joseph J. Mantineo
                          --------------------
                             Joseph J. Mantineo
                             Treasurer and Chief
                             Financial Officer

Date September 21, 2009

*Please print the name and title of the signing officer below the signature.

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